Acquisition of a subsidiary - Narrative (Details) - Europa Partners Holdings Limited - USD ($) $ in Thousands		12 Months Ended
	Aug. 09, 2024	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (%)	100.00%
Consideration transferred	$ 8,509
Acquisition related costs	613
Fair value of acquired receivables	619
Gross contractual amounts receivable for acquired receivables	699
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables	$ 80
Revenue of combined entity as if combination occurred at beginning of period		$ 13,094
Profit (loss) of combined entity as if combination occurred at beginning of period		$ (3,624)